Securities-Amortized Cost, Gross Unrealized Gains and Losses and Fair Value of Securities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Gain (Loss) on Investments [Line Items]
Amortized cost	$ 99,121		$ 98,332		$ 80,945
Gross unrealized Gains	1,468		3,039		2,063
Gross unrealized Losses	1,837		363		1,001
Fair value	98,752		101,008		82,007
Available-for-sale:
Gain (Loss) on Investments [Line Items]
Amortized cost	79,378		90,127		77,424
Gross unrealized Gains	1,406		2,793		1,917
Gross unrealized Losses	1,475		301		874
Fair value	79,309		92,619		78,467
Available-for-sale: | U.S. Treasury
Gain (Loss) on Investments [Line Items]
Amortized cost	13,363		17,539		16,814
Gross unrealized Gains	94		467		514
Gross unrealized Losses	605		3		2
Fair value	12,852		18,003		17,326
Available-for-sale: | U.S. Government agencies
Gain (Loss) on Investments [Line Items]
Amortized cost	937		1,044		932
Gross unrealized Gains	16		30		26
Gross unrealized Losses	5		0		0
Fair value	948		1,074		958
Available-for-sale: | State and political subdivisions
Gain (Loss) on Investments [Line Items]
Amortized cost	6,706		6,039		2,724
Gross unrealized Gains	60		112		62
Gross unrealized Losses	92		29		47
Fair value	6,674		6,122		2,739
Available-for-sale: | Agency RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	25,564		33,355		26,232
Gross unrealized Gains	307		846		575
Gross unrealized Losses	550		8		11
Fair value	25,321		34,193		26,796
Available-for-sale: | Non-agency RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	1,148		1,491		1,828
Gross unrealized Gains	44		55		12
Gross unrealized Losses	50		87		334
Fair value	1,142		1,459		1,506
Available-for-sale: | Other RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	2,299		2,850		1,133
Gross unrealized Gains	43		53		0
Gross unrealized Losses	57		109		230
Fair value	2,285		2,794		903
Available-for-sale: | Commercial MBS
Gain (Loss) on Investments [Line Items]
Amortized cost	2,324		3,031		3,327
Gross unrealized Gains	60		153		89
Gross unrealized Losses	27		45		77
Fair value	2,357		3,139		3,339
Available-for-sale: | Agency commercial MBS
Gain (Loss) on Investments [Line Items]
Amortized cost	1,822
Gross unrealized Gains	1
Gross unrealized Losses	34
Fair value	1,789
Available-for-sale: | Asset-backed CLOs
Gain (Loss) on Investments [Line Items]
Amortized cost	1,551		1,285		1,480
Gross unrealized Gains	11		7		1
Gross unrealized Losses	0		10		37
Fair value	1,562		1,282		1,444
Available-for-sale: | Other asset-backed securities
Gain (Loss) on Investments [Line Items]
Amortized cost	2,894		2,123		527
Gross unrealized Gains	6		11		8
Gross unrealized Losses	9		3		3
Fair value	2,891		2,131		532
Available-for-sale: | Foreign covered bonds
Gain (Loss) on Investments [Line Items]
Amortized cost	2,798		3,596		2,410
Gross unrealized Gains	73		122		18
Gross unrealized Losses	0		0		3
Fair value	2,871		3,718		2,425
Available-for-sale: | Corporate bonds
Gain (Loss) on Investments [Line Items]
Amortized cost	1,808		1,525		1,696
Gross unrealized Gains	32		63		47
Gross unrealized Losses	25		3		5
Fair value	1,815		1,585		1,738
Available-for-sale: | Other debt securities
Gain (Loss) on Investments [Line Items]
Amortized cost	13,077		11,516		14,320
Gross unrealized Gains	91		276		292
Gross unrealized Losses	18		0		33
Fair value	13,150	[1]	11,792	[2]	14,579	[3]
Available-for-sale: | Equity securities
Gain (Loss) on Investments [Line Items]
Amortized cost	18		23		26
Gross unrealized Gains	1		4		4
Gross unrealized Losses	0		0		0
Fair value	19		27		30
Available-for-sale: | Money market funds
Gain (Loss) on Investments [Line Items]
Amortized cost	938		2,190		973
Gross unrealized Gains	0		0		0
Gross unrealized Losses	0		0		0
Fair value	938		2,190		973
Available-for-sale: | Grantor Trust Non-agency Residential Mortgage Backed Securities [Domain]
Gain (Loss) on Investments [Line Items]
Amortized cost	2,131	[4]	2,520	[4]	3,002	[4]
Gross unrealized Gains	567	[4]	594	[4]	269	[4]
Gross unrealized Losses	3	[4]	4	[4]	92	[4]
Fair value	2,695	[4]	3,110	[4]	3,179	[4]
Held-to-maturity:
Gain (Loss) on Investments [Line Items]
Amortized cost	19,743		8,205		3,521
Gross unrealized Gains	62		246		146
Gross unrealized Losses	362		62		127
Fair value	19,443		8,389		3,540
Held-to-maturity: | U.S. Treasury
Gain (Loss) on Investments [Line Items]
Amortized cost	3,324		1,011		813
Gross unrealized Gains	28		59		53
Gross unrealized Losses	84		0		0
Fair value	3,268		1,070		866
Held-to-maturity: | U.S. Government agencies
Gain (Loss) on Investments [Line Items]
Amortized cost	419
Gross unrealized Gains	0
Gross unrealized Losses	13
Fair value	406
Held-to-maturity: | State and political subdivisions
Gain (Loss) on Investments [Line Items]
Amortized cost	44		67		100
Gross unrealized Gains	0		2		3
Gross unrealized Losses	0		0		0
Fair value	44		69		103
Held-to-maturity: | Agency RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	14,568		5,879		658
Gross unrealized Gains	20		139		39
Gross unrealized Losses	236		1		0
Fair value	14,352		6,017		697
Held-to-maturity: | Non-agency RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	186		236		302
Gross unrealized Gains	10		10		4
Gross unrealized Losses	3		8		32
Fair value	193		238		274
Held-to-maturity: | Other RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	466		983		1,617
Gross unrealized Gains	3		36		47
Gross unrealized Losses	20		52		93
Fair value	449		967		1,571
Held-to-maturity: | Commercial MBS
Gain (Loss) on Investments [Line Items]
Amortized cost	16		26		28
Gross unrealized Gains	1		0		0
Gross unrealized Losses	0		1		2
Fair value	17		25		26
Held-to-maturity: | Other debt securities
Gain (Loss) on Investments [Line Items]
Gross unrealized Losses	6
Held-to-maturity: | Other securities
Gain (Loss) on Investments [Line Items]
Amortized cost	720		3		3
Gross unrealized Gains	0		0		0
Gross unrealized Losses	6		0		0
Fair value	$ 714		$ 3		$ 3

[1]	Includes $11.4 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
[2]	Includes $9.4 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
[3]	Includes $13.1 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
[4]	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.